SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net income (in dollars)	$ 1,715	$ 1,756
Less earnings allocated to unvested shares (in dollars)	0	7
Net income allocated to common shareholders, basic and diluted (in dollars)	$ 1,715	$ 1,749
Basic
Weighted-average common shares including unvested common shares outstanding	7,546,120	7,530,603
Less: Weighted-average unvested common shares	0	11,256
Weighted-average common shares outstanding	7,546,120	7,519,347
Diluted
Add: Dilutive effect of assumed exercise of stock options	0	0
Weighted-average common shares outstanding (diluted)	7,546,120	7,519,347